Equity investments (Schedule of Investments) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Nov. 30, 2014	Jul. 31, 2014
Investment [Line Items]
Total net book value		$ 14,559	¥ 94,308	¥ 26,801
JTEA, Inc. [Member]
Investment [Line Items]
Cost method investments	[1]		¥ 15,436	¥ 15,303
Cost method investment, ownership percentage		30.00%	30.00%			30.00%
Shenzhen Youyou Ziru Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investments	[2]		¥ 15,000
Cost method investment, ownership percentage		16.00%	16.00%
Changsha Wangcai Culture Communication Co., Ltd. [Member]
Investment [Line Items]
Cost method investments	[2]		¥ 13,000
Cost method investment, ownership percentage		18.00%	18.00%
Shenzhen Wanshengshuo Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investments	[2]		¥ 12,000
Cost method investment, ownership percentage		15.00%	15.00%
Shenzhen OneSevenFive Network Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investments	[3]		¥ 8,000
Cost method investment, ownership percentage		4.12%	4.12%
Changsha Youjule Information Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investments	[2]		¥ 8,000
Cost method investment, ownership percentage		19.00%	19.00%
Shenzhen Yule Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investments	[2]		¥ 5,000
Cost method investment, ownership percentage		19.00%	19.00%
Guangzhou Grape NetworkTechnology Co., Ltd. [Member]
Investment [Line Items]
Equity method investments	[4]		¥ 4,538	¥ 6,056
Equity method investment, ownership percentage		20.00%	20.00%		20.00%
Others [Member]
Investment [Line Items]
Cost method investments			¥ 8,922
Equity method investments			¥ 4,412	¥ 5,442

[1]	JTEA Inc. In July 2014, the Company acquired 30.0% equity stake of JTEA Inc. by subscribing its Series A convertible preferred shares with a total cash consideration of US$3,000,000. Given the fact that the investment was not an investment in common stock or in-substance common stock as such shares held by the Company contain certain terms such as liquidation preference over others, the investment is accounted for as an investment in an equity security under the cost method since the equity securities do not have a readily determinable fair value. Several factors that indicate other-than-temporary impairment of a security's value has occurred. The Company used the discounted cash flow method (level 3) to assess the value of this investment as at December 31, 2014, and an impairment charge of RMB3,029,000 has been provided against the carrying value of the investment during the year ended December 31, 2014. No further impairment charge is required as at December 31, 2015 based on management's assessment.
[2]	During the year ended December 31, 2015, the Company acquired 16.0% equity stake of Shenzhen Youyou Ziru Technology Co., Ltd. with a total cash consideration of RMB15,000,000, 18.0% equity stake of Changsha Wangcai Culture Communication Co., Ltd. with a total cash consideration of RMB 13,000,000, 15.0% equity stake of Shenzhen Wanshengshuo Technology Co., Ltd. with a total cash consideration of RMB12,000,000, 19% equity stake of Changsha Youjule with a total cash consideration of RMB8,000,000, and 19% equity stake of Shenzhen Yule with a total cash consideration of RMB5,000,000, respectively. As of December 31, 2015, the percentage held by the Group on these companies remained unchanged. Given the fact that the equity stakes held by the Company were all less than 20% and the Company has no significant influence on the aforesaid investees, and also the investments were not investments in common stock or in-substance common stock as those shares held by the Company contain certain terms such as liquidation preference over others, the investments were accounted for as investments in equity securities under cost method since the equity securities do not have a readily determinable fair value.
[3]	Shenzhen 175 Network Technology Co., Ltd. (“Shenzhen 175”) In December 2015, the Company acquired 4.12% equity stake of Shenzhen 175 with a total cash consideration of RMB8,000,000. Given the fact that the equity stake held by the Company is less than 20% and the Company has no significant influence on Shenzhen 175 as it has no right to appoint any director, the investment was accounted for as investment in an equity security under cost method since the equity security does not have a readily determinable fair value.
[4]	Guangzhou Grape NetworkTechnology Co., Ltd. (“Guangzhou Grape”) In November 2014, the Company acquired 20.0% equity shares in Guangzhou Grape with a total cash consideration of RMB6,000,000. Guangzhou Grape is engaged in mobile game publishing. The Company applied equity method of accounting to account for the investment as the Company has the ability to exercise significant influence, given the level of investment and the common directors on the board of the investee (Out of total three directors, one occupied by the Company).